Significant accounting policies, judgements, estimates and assumptions - Significant judgement: accounting for interests in other entities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Investments in associates	$ 7,741,000,000	$ 7,814,000,000
Aker BP [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	15.90%
Rosneft
Disclosure of associates [line items]
Investments in associates	$ 0	$ 0
Rosneft | Carrying amount
Disclosure of associates [line items]
Investments in associates	$ 0